Note 6 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Building	11,346	11,346
Office equipment, furniture and fixtures	125,294	127,849
Motor vehicles	40,041	40,039
Leasehold improvements	9,073	9,033
Total	185,754	188,267
Less: Accumulated depreciation	(90,833)	(118,705)
Property, plant and equipment, net	94,921	69,562